NOTE 3 - ACQUSITION OF ASSETS (Details)	Sep. 28, 2018 USD ($) shares
HBI | Common Stock
Stock Issued During Period, Shares, Acquisitions | shares	3,500,000
Share-based Goods and Nonemployee Services Transaction, Shares Approved for Issuance | shares	300,000
Human Brands International Inc
Stock Issued During Period, Value, Acquisitions	$ 375,000
Payments to Acquire Businesses, Gross	50,000
Business Acquisition, Transaction Costs	425,000
Inventory, Gross	150,000
Inventory, Finished Goods, Gross	80,470
Inventory, Raw Materials, Gross	69,530
Intangible Assets, Gross (Excluding Goodwill)	$ 275,000
Common Stock, Voting Rights	HBI has transferred 296,154 of its shares to another other shareholders, thereby reducing HBI’s ownership percentage to 44% (3,203,846 shares) as of the date of this filing.